Trade and other receivables - Schedule of average expected loss rates and balances (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Trade receivables	£ 3,587	£ 6,429
Accrued income
Disclosure of financial assets [line items]
Expected credit loss rate	4.00%	5.00%
Trade receivables	£ 554	£ 546
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 2,824	£ 2,813
0 – 30 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	4.00%	5.00%
Trade receivables	£ 1,040	£ 1,033
30 – 60 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	15.00%	16.00%
Trade receivables	£ 288	£ 313
60 – 90 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	23.00%	24.00%
Trade receivables	£ 158	£ 154
3 – 6 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	30.00%	31.00%
Trade receivables	£ 174	£ 172
6 – 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	37.00%	38.00%
Trade receivables	£ 181	£ 186
Over 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	59.00%	53.00%
Trade receivables	£ 429	£ 409